(John Hancock Funds II Class NAV Shares) | (Emerging Markets Debt Fund)
INVESTMENT OBJECTIVE
To seek total return with an emphasis on current income as well as capital appreciation.
FEES AND EXPENSES
This table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder fees (%) (fees paid directly from your investment) None
Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - (Emerging Markets Debt Fund)	Class NAV
Management fee	0.71%
Other expenses	0.10%
Total annual fund operating expenses	0.81%
Contractual expense reimbursement	(0.03%)	[1]
Total annual fund operating expenses after expense reimbursements	0.78%
[1]	The advisor contractually agrees to reduce its management fee or, if necessary, make payment to the fund, in an amount equal to the amount by which expenses of the fund exceed 0.78% of average net assets. For purposes of this agreement, "expenses of the fund" means all fund expenses, excluding (a) taxes, (b) brokerage commissions, (c) interest expense, (d) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, (e) class-specific expenses, (f) acquired fund fees and expenses paid indirectly, (g) borrowing costs, (h) prime brokerage fees, and (i) short dividend expense. This agreement expires on December 31, 2017, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

EXPENSE EXAMPLE

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming you sell all of your shares at the end of those periods. The example assumes a 5% average annual return and that fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example - (Emerging Markets Debt Fund)	1 Year	3 Years	5 Years	10 Years
Class NAV | | USD ($)	80	256	447	999

PORTFOLIO TURNOVER

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 26% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the fund invests at least 80% of its net assets in fixed-income securities and debt instruments of emerging-market issuers. The manager may consider, but is not limited to, the classifications by the World Bank, the International Finance Corporations, or the United Nations and its agencies in determining whether a country is an emerging or a developed country. Examples of emerging-market countries include most African, Central Asian, Eastern European, and South and Central American nations.

The manager uses proprietary research to identify specific countries, corporate sectors, and issuers that are attractively priced. The manager's investment decisions are not constrained by market capitalization, company fundamentals, security valuation or seasoning, or similar characteristics. The manager uses economic and industry analysis to try to anticipate shifts in the business cycle. Due to potentially volatile conditions in emerging markets, the fund's portfolio turnover ratio may be higher-than-average, which could increase transaction costs.

The fund may invest in debt securities of any maturity denominated in any currency, including but not limited to: debt issued by governments or government agencies, including the U.S. Treasury; U.S. and foreign corporate-debt instruments; mortgage- and asset-backed securities and collateralized mortgage obligations; and variable and floating-rate senior and subordinated corporate-debt obligations. The fund may invest in countries that do not have sovereign bond ratings or whose bonds are rated below-investment-grade (junk bonds). The fund may invest in corporate or other privately issued debt instruments of issuers with market capitalizations below $1 billion. The fund may attempt to mitigate the risk of unexpected, adverse currency fluctuations through the use of exchange-listed or over-the-counter financial derivatives instruments, including currency forwards, nondeliverable forwards, currency options, interest-rate swaps, interest-rate futures, interest-rate options, index options, and credit default swaps.

The fund is non-diversified and may both concentrate its assets in a smaller number of issuers and invest more of its assets in the securities of a single issuer than a diversified fund.

PRINCIPAL RISKS OF INVESTING IN THE FUND

The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Changing distribution levels risk. The fund may cease or reduce the level of its distribution if income or dividends paid from its investments declines.

Credit and counterparty risk. The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract, or a borrower of fund securities may not make timely payments or otherwise honor its obligations. U.S. government securities are subject to varying degrees of credit risk depending upon the nature of their support. A downgrade or default affecting any of the fund's securities could affect the fund's performance.

Cybersecurity risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause a fund or its service providers to suffer data corruption or lose operational functionality. Similar incidents affecting issuers of a fund's securities may negatively impact performance.

Economic and market events risk. Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth, may at times result in unusually high market volatility, which could negatively impact performance. Reduced liquidity in credit and fixed-income markets could adversely affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates rise or economic conditions deteriorate.

Emerging-market risk. The risks of investing in foreign securities are magnified in emerging markets. Emerging-market countries may experience higher inflation, interest rates, and unemployment and greater social, economic, and political uncertainties than more developed countries.

Fixed-income securities risk. A rise in interest rates typically causes bond prices to fall. The longer the average maturity or duration of the bonds held by a fund, the more sensitive it will likely be to interest-rate fluctuations. An issuer may not make all interest payments or repay all or any of the principal borrowed. Changes in a security's credit quality may adversely affect fund performance.

Foreign securities risk. Less information may be publicly available regarding foreign issuers. Foreign securities may be subject to foreign taxes and may be more volatile than U.S. securities. Currency fluctuations and political and economic developments may adversely impact the value of foreign securities. The risks of investing in foreign securities are magnified in emerging markets.

Hedging, derivatives, and other strategic transactions risk. Hedging, derivatives, and other strategic transactions may increase a fund's volatility and could produce disproportionate losses, potentially more than the fund's principal investment. Risks of these transactions are different from and possibly greater than risks of investing directly in securities and other traditional instruments. Under certain market conditions, derivatives could become harder to value or sell and may become subject to liquidity risk (i.e., the inability to enter into closing transactions). Derivatives and other strategic transactions that the fund intends to utilize include: credit default swaps, foreign currency forward contracts and swaps, futures contracts, interest-rate swaps, and options. Foreign currency forward contracts, futures contracts, options, and swaps generally are subject to counterparty risk. In addition, swaps may be subject to interest-rate and settlement risk, and the risk of default of the underlying reference obligation. Derivatives associated with foreign currency transactions are subject to currency risk.

High portfolio turnover risk. Trading securities actively and frequently can increase transaction costs (thus lowering performance) and taxable distributions.

Liquidity risk. The extent (if at all) to which a security may be sold or a derivative position closed without negatively impacting its market value may be impaired by reduced market activity or participation, legal restrictions, or other economic and market impediments. Liquidity risk may be magnified in rising interest rate environments due to higher than normal redemption rates. Widespread selling of fixed-income securities to satisfy redemptions during periods of reduced demand may adversely impact the price or salability of such securities. Periods of heavy redemption could cause the fund to sell assets at a loss or depressed value, which could negatively affect performance. Redemption risk is heightened during periods of declining or illiquid markets.

Lower-rated and high-yield fixed-income securities risk. Lower-rated and high-yield fixed-income securities (junk bonds) are subject to greater credit quality risk, risk of default, and price volatility than higher-rated fixed-income securities, may be considered speculative, and can be difficult to resell.

Mortgage-backed and asset-backed securities risk. Mortgage-backed and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate, and other market risks.

Non-diversified risk. Adverse events affecting a particular issuer or group of issuers may magnify losses for non-diversified funds, which may invest a large portion of assets in any one issuer or a small number of issuers.

Sector risk. When a fund focuses its investments in certain sectors of the economy, its performance may be driven largely by sector performance and could fluctuate more widely than if the fund were invested more evenly across sectors.

Small and mid-sized company risk. Small and mid-sized companies are generally less established and may be more volatile than larger companies. Small and/or mid-capitalization securities may underperform the market as a whole.

PAST PERFORMANCE

The following information illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year compared with a broad-based market index. Past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance information is updated daily, monthly, and quarterly and may be obtained at our website, jhinvestments.com, or by calling 800-344-1029 between 8:00 A.M. and 7:00 P.M., Eastern time, on most business days.

A note on performance

Class A and Class NAV shares commenced operations on January 4, 2010 and June 20, 2013, respectively. Returns shown prior to the commencement date of Class NAV shares are those of Class A shares that have been recalculated to apply the gross fees and expenses of Class NAV shares. Returns for Class NAV shares would have been substantially similar to returns of Class A shares because each share class is invested in the same portfolio of securities and returns would differ only to the extent that expenses of the classes are different.

Please note that after-tax returns reflect the highest individual federal marginal income-tax rate in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k), or other tax-advantaged investment plan.

Calendar year total returns (%)—Class NAV

Year-to-date total return. The fund's total return for the nine months ended September 30, 2016, was 18.53%. Best quarter: Q1 '12, 7.24% Worst quarter: Q3 '11, –8.92%
Average annual total returns (%)—as of 12/31/15
Average Annual Total Returns - (Emerging Markets Debt Fund) -	1 Year	5 Years	Since inception	Inception Date
Class NAV	(4.37%)	2.12%	3.76%	Jan. 04, 2010
Class NAV | after tax on distributions	(6.58%)	(0.32%)	1.30%	Jan. 04, 2010
Class NAV | after tax on distributions, with sale	(2.43%)	0.77%	2.04%	Jan. 04, 2010
JP Morgan EMBI Global Index (reflects no deduction for fees, expenses, or taxes)	1.23%	5.11%	6.24%	Jan. 04, 2010

(John Hancock Funds II Class NAV Shares) | (Global Equity Fund)
INVESTMENT OBJECTIVE
To seek long-term capital appreciation.
FEES AND EXPENSES
This table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder fees (%) (fees paid directly from your investment) None
Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - (Global Equity Fund)	Class NAV
Management fee	0.80%
Other expenses	0.13%
Total annual fund operating expenses	0.93%
Contractual expense reimbursement	(0.04%)	[1]
Total annual fund operating expenses after expense reimbursements	0.89%
[1]	The advisor contractually agrees to reduce its management fee or, if necessary, make payment to the fund, in an amount equal to the amount by which expenses of the fund exceed 0.89% of average net assets. For purposes of this agreement, "expenses of the fund" means all fund expenses, excluding (a) taxes, (b) brokerage commissions, (c) interest expense, (d) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, (e) class-specific expenses, (f) acquired fund fees and expenses paid indirectly, (g) borrowing costs, (h) prime brokerage fees, and (i) short dividend expense. This agreement expires on December 31, 2017, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

EXPENSE EXAMPLE

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming you sell all of your shares at the end of those periods. The example assumes a 5% average annual return and that fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example - (Global Equity Fund)	1 Year	3 Years	5 Years	10 Years
Class NAV | | USD ($)	91	292	511	1,139

PORTFOLIO TURNOVER

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 35% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The fund seeks to generate capital appreciation by investing at least 80% of net assets (plus borrowings for investment purposes) in a diversified portfolio of equity securities. Under normal market conditions, at least 40% of the value of the fund's net assets will be invested in securities of issuers domiciled outside of the United States, including in emerging markets. This includes securities of foreign issuers that trade on U.S. exchanges. Equity securities include common and preferred stocks and their equivalents, including depositary receipts, warrants, rights, and convertible securities. The fund may invest in securities of any market-capitalization.

The manager employs an unconstrained, bottom-up stock selection process based on fundamental research to attempt to identify undervalued companies that exhibit attractive valuations, solid business franchises, sustainable margins/cash flow, disciplined capital allocation, strong management teams, and strong balance sheets. The manager considers diversification benefits and liquidity of the security in making investment decisions.

PRINCIPAL RISKS OF INVESTING IN THE FUND

The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Cybersecurity risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause a fund or its service providers to suffer data corruption or lose operational functionality. Similar incidents affecting issuers of a fund's securities may negatively impact performance.

Economic and market events risk. Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth, may at times result in unusually high market volatility, which could negatively impact performance. Reduced liquidity in credit and fixed-income markets could adversely affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates rise or economic conditions deteriorate.

Equity securities risk. The price of equity securities may decline due to changes in a company's financial condition or overall market conditions. Securities the manager believes are undervalued may never realize their full potential, and in certain markets value stocks may underperform the market as a whole.

Foreign securities risk. Less information may be publicly available regarding foreign issuers. Foreign securities may be subject to foreign taxes and may be more volatile than U.S. securities. Currency fluctuations and political and economic developments may adversely impact the value of foreign securities. The risks of investing in foreign securities are magnified in emerging markets.

Large company risk. Larger companies may grow more slowly than smaller companies or be slower to respond to business developments. Large-capitalization securities may underperform the market as a whole.

Liquidity risk. The extent (if at all) to which a security may be sold or a derivative position closed without negatively impacting its market value may be impaired by reduced market activity or participation, legal restrictions, or other economic and market impediments.

Preferred and convertible securities risk. Unlike interest on debt securities, preferred stock dividends are payable only if declared by the issuer's board. Preferred stock may be subject to redemption provisions. The value of convertible preferred stock can depend heavily on the price of the underlying common stock.

Sector risk. When a fund focuses its investments in certain sectors of the economy, its performance may be driven largely by sector performance and could fluctuate more widely than if the fund were invested more evenly across sectors.

Small and mid-sized company risk. Small and mid-sized companies are generally less established and may be more volatile than larger companies. Small and/or mid-capitalization securities may underperform the market as a whole.

Warrants risk. The prices of warrants may not precisely reflect the prices of their underlying securities. Warrant holders do not receive dividends or have voting or credit rights. A warrant ceases to have value if not exercised prior to its expiration date.

PAST PERFORMANCE

The following information illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year compared with a broad-based market index. Past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance information is updated daily, monthly, and quarterly and may be obtained at our website, jhinvestments.com, or by calling 800-344-1029 between 8:00 A.M. and 7:00 P.M., Eastern time, on most business days.

Please note that after-tax returns reflect the highest individual federal marginal income-tax rate in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k), or other tax-advantaged investment plan.

Calendar year total returns (%)—Class NAV

Year-to-date total return. The fund's total return for the nine months ended September 30, 2016, was 7.69%. Best quarter: Q2 '14, 4.43% Worst quarter: Q3 '15, –7.66%
Average annual total returns (%)—as of 12/31/15
Average Annual Total Returns - (Global Equity Fund) -	1 Year	Since inception	Inception Date
Class NAV	(1.11%)	5.15%	May 15, 2013
Class NAV | after tax on distributions	(2.00%)	3.37%	May 15, 2013
Class NAV | after tax on distributions, with sale	(0.62%)	3.28%	May 15, 2013
MSCI World Index (gross of foreign withholding taxes on dividends)(reflects no deduction for fees, expenses, or taxes)	(0.32%)	6.23%	May 15, 2013